Business combinations - Consideration transferred (Details) - Laravotto and Fiorano $ in Thousands	Jun. 02, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 15,110
Shares in Fontvieille and Moneghetti	(21,498)
Shareholders' loan receivable	39,973
Total consideration transferred	$ 33,585